STOCK-BASED COMPENSATION - Expense and Unrecognized (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
STOCK-BASED COMPENSATION
Stock-based compensation expense	$ 0.3	$ 2.8
Unrecognized compensation expense	$ 4.4	$ 2.7